Investments in associates (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments in associates
Beginning balance	€ 429
Ending Balance	107	€ 429
Wings Therapeutics Inc
Investments in associates
Beginning balance	429
Gain on initial recognition of investment in associate		949
Share of loss from continuing operations	(322)	(520)
Ending Balance	€ 107	€ 429